Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
14. Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	(in thousands, except share and per share data)
	2021	2020
Numerator:
Net loss	$(58,235)	$(51,972)

Denominator:
Weighted-average common stock outstanding – basic and diluted	$62,108,032	31,932,204

Net loss per common share – basic and diluted	$(0.94)	$(1.63)

The Company’s potential dilutive securities, which include common stock options and unvested restricted common stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Stock options to purchase common stock	9,372,993	4,094,544
Unvested restricted common stock	—	256,811

Total	9,372,993	4,353,375